Schedule of Investments (unaudited)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 91.7%
iShares 10+ Year Investment Grade Corporate
Bond ETF(a)	11,594,773	$767,226,129
Total Investment Companies — 91.7%
(Cost: $810,659,769)		767,226,129

Short-Term Investments
Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(a)(b)	6,720,000	6,720,000
Total Short-Term Investments — 0.8%
(Cost: $6,720,000)		6,720,000
Total Investments in Securities — 92.5%
(Cost: $817,379,769)		773,946,129
Other Assets, Less Liabilities — 7.5%		62,495,620

Net Assets — 100.0%		$836,441,749

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$2,562	(b)	$—	$(2,562)	$—	$—	—	$6,688	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,120,000	600,000	(b)	—	—	—	6,720,000	6,720,000	196		—
iShares 10+ Year Investment Grade Corporate Bond ETF	760,352,723	125,369,639		(73,068,128)	3,604,193	(49,032,298)	767,226,129	11,594,773	5,853,710		—
					$3,601,631	$(49,032,298)	$773,946,129		$5,860,594		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Centrally Cleared Interest Rate Swaps

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
0.23%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	10/15/22	$(12,900)	$41,740	$59	$41,681
0.23%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	10/19/22	(60,000)	197,045	654	196,391
0.32%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/14/23	(3,000)	41,414	11	41,403
0.32%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/14/23	(1,000)	13,788	3	13,785
0.57%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	07/01/24	(9,600)	193,640	35	193,605
1.13%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/14/25	(15,863)	86,595	125	86,470
0.40%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	10/19/25	(26,000)	1,131,559	301	1,131,258
0.90%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	06/04/26	(3,700)	117,231	30	117,201

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
January 31, 2022

Centrally Cleared Interest Rate Swaps (continued)

								Upfront
						Notional		Premium	Unrealized
	Paid by the Fund	Received by the Fund		Effective	Termination	Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
0.92%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/14/26	$(1,000)	$33,505	$8	$33,497
1.32%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	11/23/26	(1,000)	16,548	9	16,539
1.10%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/24/26	(2,974)	50,017	28	49,989
0.48%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/15/27	(16,575)	1,122,802	503,353	619,449
0.78%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	10/19/30	(77,955)	6,823,035	1,253	6,821,782
1.37%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	07/16/31	(20,375)	893,060	(140,579)	1,033,639
1.36%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/17/31	(4,400)	203,420	68	203,352
1.40%	Annual	1-Day SOFR, 0.05%	Annual	N/A	11/16/31	(5,370)	97,132	85	97,047
1.24%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/06/31	(5,400)	175,202	92	175,110
1.63%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/21/32	(3,723)	(12,361)	64	(12,425)
1.58%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/27/32	(3,327)	5,819	57	5,762
1.75%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	06/17/36	(74,900)	2,070,314	(2,426,397)	4,496,711
1.62%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/09/36	(15,000)	698,427	300	698,127
1.61%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/21/36	(10,100)	472,946	195	472,751
1.49%	Annual	1-Day SOFR, 0.05%	Annual	N/A	10/01/36	(10,400)	263,316	201	263,115
1.52%	Annual	1-Day SOFR, 0.05%	Annual	N/A	11/24/36	(2,700)	60,381	57	60,324
1.41%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/01/36	(2,380)	88,469	50	88,419
1.41%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/24/36	(3,780)	141,601	80	141,521
1.67%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/11/37	(1,650)	3,813	35	3,778
1.67%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/12/37	(14,855)	31,336	315	31,021
1.95%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	05/10/41	(141,458)	1,363,723	(8,565,103)	9,928,826
1.68%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/10/42	(12,280)	80,788	343	80,445
1.78%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/28/42	(2,139)	(22,918)	60	(22,978)
1.81%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	07/01/46	(55,130)	2,024,801	(1,921,419)	3,946,220
1.61%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	08/24/46	(6,400)	493,822	63,196	430,626
1.71%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/14/46	(7,600)	437,913	206	437,707
1.53%	Annual	1-Day SOFR, 0.05%	Annual	N/A	09/29/46	(12,860)	447,410	350	447,060
1.53%	Annual	1-Day SOFR, 0.05%	Annual	N/A	10/05/46	(3,550)	120,272	98	120,174
1.57%	Annual	1-Day SOFR, 0.05%	Annual	N/A	10/20/46	(6,700)	178,601	186	178,415
1.52%	Annual	1-Day SOFR, 0.05%	Annual	N/A	11/01/46	(4,870)	178,947	135	178,812
1.40%	Annual	1-Day SOFR, 0.05%	Annual	N/A	11/12/46	(2,700)	166,455	75	166,380
1.56%	Annual	1-Day SOFR, 0.05%	Annual	N/A	11/19/46	(7,300)	204,233	203	204,030
1.54%	Annual	1-Day SOFR, 0.05%	Annual	N/A	11/26/46	(3,000)	97,720	97	97,623
1.44%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/10/46	(10,100)	527,374	326	527,048
1.44%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/13/46	(3,300)	173,344	107	173,237
1.46%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/24/46	(3,800)	187,237	123	187,114
1.70%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/11/47	(4,110)	1,563	133	1,430
1.66%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/13/47	(4,687)	31,562	152	31,410
2.04%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	05/07/51	(88,630)	(1,565,896)	(8,716,478)	7,150,582
1.44%	Annual	1-Day SOFR, 0.05%	Annual	N/A	08/10/51	(1,000)	55,745	30	55,715
1.70%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	08/10/51	(25,000)	1,570,260	36,068	1,534,192
1.64%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/10/52	(5,300)	44,659	189	44,470
1.64%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/14/52	(1,525)	11,186	54	11,132
1.70%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/21/52	(3,558)	(23,727)	127	(23,854)
							$21,846,868	$(21,160,250)	$43,007,118

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
January 31, 2022

Fair Value Measurements (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$767,226,129	$—	$—	$767,226,129
Money Market Funds	6,720,000	—	—	6,720,000
	$773,946,129	$—	$—	$773,946,129
Derivative financial instruments(a)
Assets
Swaps	$—	$43,066,375	$—	$43,066,375
Liabilities
Swaps	—	(59,257)	—	(59,257)
	$—	$43,007,118	$—	$43,007,118

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

3